Note 7 - Deposit	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Deposit Assets [Test Block]

Note 7 - Deposit

On April 19, 2025, WINT Real Estate, LLC, or WINT LLC, a wholly owned subsidiary of Windtree Therapeutics, Inc., entered into an Assignment and Conditional Assumption Agreement, or the Assignment with Way Maker Growth Fund, LLC, or Way Maker, relating to that certain Purchase and Sale Agreement dated June 28, 2024, or the Original Purchase Agreement, as amended by that certain First Amendment to Purchase and Sale Agreement, dated December 19, 2024, or the First Amendment, and that certain Second Amendment to Purchase and Sale Agreement, dated March 25, 2025, the Second Amendment (the Original Purchase Agreement, as amended by the First Amendment and the Second Amendment, is referred to hereafter as the Purchase Agreement), and that certain development services agreement, dated February 4, 2025, or the Development Agreement, and together with the Purchase Agreement, collectively, the Assigned Agreements, each between Way Maker and TBB Crescent Park Drive LLC, or TBB CPD. Pursuant to the Purchase Agreement, TBB CPD agreed to sell to Way Maker real property commonly known as The Aubrey, located at 11755 Southlake, Houston, Texas, or the Property.

Pursuant to the terms of the Assignment, Way Maker agreed to assign to WINT LLC its right, title and interest in the Assigned Agreements. WINT LLC will not be deemed to have assumed or have any liability under the Assigned Agreements until certain conditions have been met, including (i) the Purchase Agreement is amended as required by WINT LLC, (ii) WINT has reviewed and approved the Development Agreement, (iii) WINT LLC has reviewed and approved the title commitment and current permitted encumbrances provided for in the Purchase Agreement, (iv) WINT LLC has reviewed and approved the survey with respect to the Property, and (v) WINT LLC has reviewed and approved all terminated and non-terminable contracts provided for in the Sales Agreement (collectively, the Assumption Conditions).

Notwithstanding the Assumption Conditions, WINT LLC advanced $1.4 million, or the Advance, to TBB CPD to be held as part of the earnest money due under the Purchase Agreement. On June 24, 2025, TBB CPD provided a notice of termination with respect to the Purchase Agreement to the Company, or the Notice of Termination. The Notice of Termination demands the $1.4 million in earnest money, or the Earnest Money, held by the escrow agent for the transaction be released to TPP CPD. The Company is disputing TPP CPD’s entitlement to the Earnest Money.